Equity Incentive Plans (Table) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Number of shares
Unvested at beginning of period	394,167	276,667
Granted	676,150	402,167
Vested	(394,167)	(266,000)
Unvested at end of period	676,150	412,834
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 10.86	$ 7.46
Granted	3.55	10.86
Vested	10.86	7.65
Unvested at end of period	$ 3.55	$ 10.65